Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2018
Short-term Borrowings

Short-term borrowings at March 31, 2017 and 2018 consist of the following:

	Yen in millions
	March 31,
	2017	2018
Loans, principally from banks, with a weighted-average interest at March 31, 2017 and March 31, 2018 of 1.86% and of 2.14% per annum, respectively	1,125,324	1,254,444
Commercial paper with a weighted-average interest at March 31, 2017 and March 31, 2018 of 1.08% and of 1.65% per annum, respectively	3,828,358	3,900,469

	4,953,682	5,154,913

Long-term Debt

Long-term debt at March 31, 2017 and 2018 comprises the following:

	Yen in millions
	March 31,
	2017	2018
Unsecured loans, representing obligations principally to banks, due 2017 to 2036 in 2017 and due 2018 to 2036 in 2018 with a weighted-average interest at March 31, 2017 and March 31, 2018 of 2.44% and of 2.70% per annum, respectively	3,318,865	3,215,309
Secured loans, representing obligations principally to finance receivables securitization due 2017 to 2030 in 2017 and due 2018 to 2030 in 2018 with a weighted-average interest at March 31, 2017 and March 31, 2018 of 1.43% and of 1.99% per annum, respectively	2,080,362	1,963,057
Medium-term notes of consolidated subsidiaries, due 2017 to 2046 in 2017 and due 2018 to 2046 in 2018 with a weighted-average interest at March 31, 2017 and March 31, 2018 of 2.12% and of 2.18% per annum, respectively	6,923,511	6,994,629
Unsecured notes of parent company, due 2017 to 2036 in 2017 and due 2018 to 2037 in 2018 with a weighted-average interest at March 31, 2017 and March 31, 2018 of 1.35% and of 0.94% per annum, respectively	370,000	370,000
Unsecured notes of consolidated subsidiaries, due 2017 to 2032 in 2017 and due 2018 to 2031 in 2018 with a weighted-average interest at March 31, 2017 and March 31, 2018 of 2.17% and of 2.20% per annum, respectively	1,430,022	1,569,517
Secured notes of consolidated subsidiaries, due 2017 to 2020 in 2017 and due 2018 to 2021 in 2018 with a weighted-average interest at March 31, 2017 and March 31, 2018 of 8.14% and of 7.90% per annum, respectively	57,036	59,513
Long-term capital lease obligations, due 2017 to 2035 in 2017 and due 2018 to 2035 in 2018 with interest ranging from 0.37% to 14.73% per annum in 2017 and from 0.37% to 14.73% per annum in 2018	22,249	20,626

	14,202,045	14,192,651
Less - Current portion due within one year	(4,290,449)	(4,186,277)

	9,911,596	10,006,374

Aggregate Amounts of Annual Maturities of Long-term Debt During Next Five Years

The aggregate amounts of annual maturities of long-term debt during the next five years are as follows:

Years ending March 31,	Yen in millions
2019	4,186,277
2020	2,848,360
2021	2,398,498
2022	2,236,208
2023	1,612,872